TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			17 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Taxes On Income [Line Items]
Tax loss carry forward	$ 36,619			$ 36,619
Capital Loss	633
Net change in total valuation allowance	2,326
Israeli corporate tax rate	26.50%	25.00%	25.00%	26.50%
U.S.subsidiary [Member]
Taxes On Income [Line Items]
Tax loss carry forward	8,516			8,516
Brazilian subsidiary [Member]
Taxes On Income [Line Items]
Tax loss carry forward	$ 742			$ 742